Risk Management Activities - Schedule of Combined Maximum Credit Risk Exposure (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivable [member]
Disclosure of credit risk exposure [line items]
VAT, prepayments and diesel rebates	$ 62.9	$ 73.7